Entity Level Disclosures and Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Entitys Operating Segments Text Block Abstract
Schedule of company’s operating segments
	Enterprise cybersecurity	Enterprise internet access	Consumer internet access	Consolidated	Adjustment to net loss for year
	Year ended December 31, 2022
	U.S. dollar in thousands
Revenues	230	8,479	10,070	18,779
Adjusted operating loss	(417)	*(2,380)	(3,439)	-	(6,236)

Non-attributable corporate expenses					(2,445)
Share-based payments					(1,679)
Impairment of goodwill and intangible assets					(1,021)
Depreciation and amortization					(2,043)

Operating loss					(13,424)
Financial expenses, net					(54)
Tax benefit					327
Net loss for the year					(13,151)

*	Including legal expenses related to Bright Data action, see also Note 13.

	Enterprise cybersecurity	Enterprise internet access	Consumer internet access	Consolidated	Adjustment to net loss for year
	Year ended December 31, 2021
	U.S. dollar in thousands
Revenues	627	6,265	3,389	10,281

Adjusted operating loss	(4,218)	*(2,987)	(1,319)	-	(8,524)

Non-attributable corporate expenses					(2,331)
Share-based payments					(2,356)
Contingent consideration measurement					684
Impairment of goodwill and intangible assets					(700)
Depreciation and amortization					(1,785)
Operating loss					(15,012)
Financial expenses, net					942
Tax benefit					945
Net loss for the year					(13,125)

*	Including legal expenses related to Bright Data action, see also Note 13.

	Enterprise cybersecurity	Enterprise internet access	Consolidated	Adjustment to net loss for year
	Year ended December 31, 2020
	U.S. dollar in thousands
Revenues	1,047	3,839	4,886

Adjusted operating loss	(3,133)	*(835)	-	(3,968)

Non-attributable corporate expenses				(2,154)
Share-based payments				(742)
Contingent consideration measurement				(345)
Impairment of goodwill and intangible assets				(2,759)
Depreciation and amortization				(1,363)
Operating loss				(11,331)
Financial expenses, net				3,240
Taxes on income				246
Net loss for the year				(7,845)

Schedule of company’s revenues by geographic regions
	U.S.	Europe	APAC	U.K. Virgin Island	MEA	Other	Total
	U.S. dollar in thousands
Company’s revenues for the year 2022	4,110	2,618	1,320	7,009	846	2,876	18,779

	U.S.	Europe	APAC	Hong Kong	Israel	Other	Total
	U.S. dollar in thousands
Company’s revenues for the year 2021	3,618	2,259	553	1,365	822	1,664	10,281

	U.S.	Europe	APAC	Israel	Other	Total
	U.S. dollar in thousands
Company’s revenues for the year 2020	1,837	1,036	427	973	613	4,886